PROPERTY AND EQUIPMENT, NET (Schedule Of Property And Equipment, Net) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Property and equipment, net [Line Items]
Equipment, gross	$ 49,625	$ 56,509
Less: Accumulated depreciation	(20,869)	(23,130)
Less: Accumulated impairment loss	(90)	(90)
Equipment, net	28,666	33,289
Building [Member]
Property and equipment, net [Line Items]
Equipment, gross	29,989	32,142
Computer equipment and application software [Member]
Property and equipment, net [Line Items]
Equipment, gross	18,724	22,861
Furniture and vehicles [Member]
Property and equipment, net [Line Items]
Equipment, gross	137	163
Leasehold improvements [Member]
Property and equipment, net [Line Items]
Equipment, gross	$ 775	$ 1,343